Provision for other liabilities and charges (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of legal claims provisions

(EUR thousand)	As of March 31
Legal claims	2021	2020	2019
Opening balance as of April 1	2,235	1,746	1,485
Additional provisions	1,337	537	278
Amounts utilized during the year	—	—	(17)
Not utilized amounts which have been reversed during the year	(1,360)	(50)	—
Translation differences for the financial year	(10)	2	—
Closing balance as of March 31	2,202	2,235	1,746
Non-current	2,202	2,235	1,746
Current	—	—	—
Total Provisions	2,202	2,235	1,746